Pension And Other Postretirement Benefits (Schedule Of Amounts Recognized In Balance Sheet And Income Statement) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss (gain)	$ (135,492)	[1]	$ (9,058)	[1]	$ (26,448)	[1]
Beginning balance	505,851
Ending balance	547,749		505,851
Discount rate	5.00%		5.75%
Weighted-average rate of compensation increase	3.00%		3.25%
Qualified Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Market Value of Plan Assets	521,829		475,931		392,975
Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	662,134		606,276
Service cost	17,725		16,932		15,390
Interest cost	37,276		35,614		34,527
Actuarial loss (gain)	(127,651)	[1]	(10,994)	[1]	(21,054)	[1]
Benefits paid	(26,486)		(24,368)
Benefit obligation at end of year (PBO/PBO/APBO)	780,571		662,134		606,276
Beginning balance	476,011
Actual return on plan assets	2,384		53,224
Employer contributions	70,000		54,100
Benefits paid	(26,486)		(24,368)
Ending balance	517,795		476,011
Funded status at year end	(258,742)		(186,203)
SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	31,860		35,339
Service cost	217		372		195
Interest cost	1,766		2,045		2,065
Actuarial loss (gain)	(2,427)	[1]	3,480	[1]	(3,785)	[1]
Benefits paid	(2,443)		(2,416)
Benefit obligation at end of year (PBO/PBO/APBO)	33,827		31,860		35,339
Employer contributions	2,443		2,416
Benefits paid	(2,443)		(2,416)
Funded status at year end	(33,827)		(31,860)
PBOP [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Market Value of Plan Assets	29,944		29,640		25,511
Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	46,765		42,322
Service cost	858		856		729
Interest cost	2,631		2,491		2,370
Actuarial loss (gain)	(5,414)	[1]	(1,544)	[1]	(1,609)	[1]
Benefits paid	(907)		(1,536)
Benefit obligation at end of year (PBO/PBO/APBO)	52,182		46,765		42,322
Beginning balance	29,840
Actual return on plan assets	(200)		3,181
Employer contributions	904		1,348
Benefits paid	(907)		(1,536)
Ending balance	29,954		29,840
Funded status at year end	(22,238)		(17,125)
Benefit Obligation [Member] | Qualified Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.00%		5.75%
Weighted-average rate of compensation increase	3.00%		3.25%
Benefit Obligation [Member] | SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.00%		5.75%
Weighted-average rate of compensation increase	3.00%		3.25%
Benefit Obligation [Member] | PBOP [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.00%		5.75%
Weighted-average rate of compensation increase	3.00%		3.25%
Change In Plan Assets [Member] | Qualified Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefits paid	(26,486)		(24,368)
Benefits paid	(26,486)		(24,368)
Change In Plan Assets [Member] | SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefits paid	(2,443)		(2,416)
Benefits paid	(2,443)		(2,416)
Change In Plan Assets [Member] | PBOP [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefits paid	(400)		(400)
Benefits paid	(400)		(400)
Change In Benefit Obligation [Member] | Qualified Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss (gain)	89,922		27,680
Change In Benefit Obligation [Member] | SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss (gain)	2,427		(3,480)
Change In Benefit Obligation [Member] | PBOP [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss (gain)	$ 2,835		$ 2,632

[1]	amounts initially recognized in other comprehensive income